Other Financial Assets - Summary of Other Financial Assets (Detail) - CAD ($) $ in Millions		Jan. 31, 2022	Jan. 31, 2021
Disclosure of other financial assets [line items]
Current		$ 73.6	$ 76.5
Non-current		53.2	31.6
Total other financial assets		126.8	108.1
Restricted investment [member]
Disclosure of other financial assets [line items]
Total other financial assets	[1]	14.3	15.7
Derivative financial instruments [member]
Disclosure of other financial assets [line items]
Total other financial assets		38.0	25.9
Other financial asset [member]
Disclosure of other financial assets [line items]
Total other financial assets		24.1	18.7
Advances to suppliers related to property, plant and equipment [member]
Disclosure of other financial assets [line items]
Total other financial assets		$ 50.4	$ 47.8

[1]	The restricted investments are publicly traded bonds that can only be used for severance payments and pension costs associated with Austrian pension plans, and are not available for general corporate use.